Cash Flow Information - Reconciliation of Net Income (Loss) to Net Cash Flow Generated from Operating Activities and Other Non-Cash Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary cash flow information [abstract]
Income (loss) for the year		$ 494,642	$ (476,918)
Adjustments for:
Depreciation and amortization		181,260	192,052
Impairment charges	$ 600,000	0	596,906
Finance items:
Interest income		(17,349)	(106,335)
Interest and accretion expense		5,510	10,021
Unrealized foreign exchange gains (losses)		(4,297)	(131)
Inventory reversals		(2,703)	(2,161)
Write off of property, plant and equipment		282	2,293
Income and other taxes		(306,396)	157,133
Other items		2,403	87
(Increase) decrease in:
Inventories		(26,534)	31,093
Trade, other receivables and prepaid expenses		(43,456)	(938)
(Decrease) increase in:
Trade and other payables		12,414	(14,106)
Deferred revenue		75,393	(47,266)
Cash generated from operating activities before interest and tax		$ 371,169	$ 341,730